UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	08/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Emerging Markets Debt Local Currency Fund

Dreyfus Equity Income Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
August 31, 2017 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.4%
Foreign/Governmental - 96.4%
AHML Finance,
Sr. Unscd. Notes	RUB	7.75	2/13/18	69,900,000		1,201,013
Argentine Government,
Bonds	ARS	2.50	7/22/21	10,064,000	[b]	680,826
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	1,235,000	[b]	551,983
Argentine Government,
Unscd. Bonds	ARS	18.20	10/3/21	4,150,000		264,849
Brazilian Government,
Notes	BRL	10.00	1/1/19	420,000		139,411
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	5,870,000		1,933,379
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/25	1,740,000		569,581
Buenos Aires Province,
Unscd. Bonds, BADLAR + 3.83%	ARS	24.50	5/31/22	6,500,000	[c,d]	381,469
Chilean Government,
Bonds	CLP	4.50	3/1/26	125,000,000		202,516
Chilean Government,
Bonds	CLP	5.00	3/1/35	235,000,000		380,524
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	230,500,000		392,907
City of Buenos Aires Argentina,
Unscd. Bonds, Ser. 22, BADLAR + 3.25%	ARS	22.72	3/29/24	9,000,000	[c]	526,626
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	1,077,400,000		439,090
Colombian Government,
Bonds, Ser. B	COP	7.75	9/18/30	1,358,100,000		495,695
Comision Federal de Electricidad,
Sr. Unscd. Bonds, Ser. 14-2	MXN	7.35	11/25/25	35,310,000		1,883,238
Findeter,
Sr. Unscd. Notes	COP	7.88	8/12/24	4,593,000,000	[d]	1,600,827
Hungarian Government,
Bonds, Ser. 24/B	HUF	3.00	6/26/24	11,990,000		49,152
Hungarian Government,
Bonds, Ser. 25/B	HUF	5.50	6/24/25	197,970,000		932,557
Hungarian Government,
Bonds, Ser. 27/A	HUF	3.00	10/27/27	27,000,000		105,866
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR58	IDR	8.25	6/15/32	12,589,000,000		1,006,289
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR68	IDR	8.38	3/15/34	9,946,000,000		823,553
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR70	IDR	8.38	3/15/24	4,953,000,000		404,253
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR71	IDR	9.00	3/15/29	6,050,000,000		526,146
Inter-American Development Bank,
Sr. Unscd. Notes	MXN	7.50	12/5/24	5,835,000		339,374

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.4% (continued)
Foreign/Governmental - 96.4% (continued)
Malaysian Government,
Sr. Unscd. Bonds, Ser. 115	MYR	3.96	9/15/25	1,500,000		351,423
Malaysian Government,
Sr. Unscd. Bonds, Ser. 316	MYR	3.90	11/30/26	1,365,000		320,050
Malaysian Government,
Sr. Unscd. Bonds, Ser. 413	MYR	3.84	4/15/33	2,360,000		522,658
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/10/21	3,200,000		177,879
Mexican Government,
Bonds, Ser. M	MXN	5.75	3/5/26	24,750,000		1,289,989
Mexican Government,
Bonds, Ser. M	MXN	7.75	5/29/31	1,400,000		83,509
Peruvian Government,
Bonds	PEN	8.20	8/12/26	1,000,000		374,848
Peruvian Government,
Bonds	PEN	6.35	8/12/28	2,310,000		766,015
Peruvian Government,
Sr. Unscd. Bonds	PEN	6.15	8/12/32	1,230,000	[d]	398,226
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	16,050,000		875,294
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	13,370,000		682,811
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	19,000,000		381,225
Polish Government,
Bonds, Ser. 726	PLN	2.50	7/25/26	2,360,000		627,196
Romanian Government,
Bonds, Ser. 10Y	RON	4.75	2/24/25	1,265,000		352,542
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	27,745,000		462,254
Russian Government,
Bonds, Ser. 6215	RUB	7.00	8/16/23	149,960,000		2,523,273
South African Government,
Bonds, Ser. 2048	ZAR	8.75	2/28/48	8,000,000		553,448
South African Government,
Bonds, Ser. R186	ZAR 10.50		12/21/26	11,500,000		992,543
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	18,545,000		1,184,854
Thai Government,
Sr. Unscd. Bonds	THB	3.85	12/12/25	4,715,000		159,348
Thai Government,
Sr. Unscd. Bonds	THB	4.88	6/22/29	9,605,000		358,273
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.20	7/14/21	21,300,000	[e]	677,393
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.25	3/12/28	9,887,000	[e]	290,992
Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	25,900,000	[d]	1,955,280
Turkish Government,
Bonds	TRY	8.80	9/27/23	4,805,000		1,295,302
Turkish Government,
Bonds	TRY	10.40	3/20/24	1,865,000		543,397
Turkish Government,
Bonds	TRY	10.60	2/11/26	2,220,000		656,306
Total Bonds and Notes
(cost $38,294,110)						34,687,452

Description /Number of	Exercise	Expiration	Notional
Contract/Counterparty	Price	Date	Amount ($)[a]	Value ($)
Options Purchased - .0%
Call Options - .0%
Hungarian Forint Cross Currency,
Contracts 1,300 JP Morgan Chase Bank	PLN 72.00	11/2017	1,300,000	3,682
South African Rand Cross Currency,
Contracts 1,200 JP Morgan Chase Bank	TRY 3.85	11/2017	1,200,000	4,150
Total Options Purchased
(cost $6,954)				7,832
	Yield at
	Date of	Maturity	Principal
Description	Purchase (%)	Date	Amount ($)[a]	Value ($)
Short-Term Investments - .2%
U.S. Treasury Bills
(cost $64,959)	0.84	9/28/17	65,000 [f]	64,955
Description			Shares	Value ($)
Other Investment - 2.0%
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $723,029)			723,029 [g]	723,029
Total Investments (cost $39,089,052)			98.6%	35,483,268
Cash and Receivables (Net)			1.4%	521,863
Net Assets			100.0%	36,005,131

BADLAR—Buenos Aires Interbank Offer Rate

ARS—Argentine Peso
BRL—Brazilian Real
CLP—Chilean Peso
COP—Colombian Peso
HUF—Hungarian Forint
IDR—Indonesian Rupiah
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RUB—Russian Ruble
THB—Thai Baht
TRY—Turkish Lira
ZAR—South African Rand

a	Amount stated in U.S. Dollars unless otherwise noted above.
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.
c	Variable rate security—rate shown is the interest rate in effect at period end.
d

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, these securities were valued at $4,335,802 or 12.04% of net assets.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
f	Held by or on behalf of a counterparty for open futures contracts.
g	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Mexico	14.8
South Africa	13.0
Russia	11.6
Indonesia	7.7
Brazil	7.4
Colombia	7.1
Turkey	6.9
Argentina	6.7
Peru	4.3
Thailand	4.1
Malaysia	3.3
Hungary	3.0
Chile	2.7
Short-Term/Money Market Investments	2.2
Poland	1.7
Philippines	1.1
Romania	1.0
Options Purchased	.0
98.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
August 31, 2017 (Unaudited)

The following is a summary of the inputs used as of August 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Foreign Government	-	34,687,452	-	34,687,452
Registered Investment
Company	723,029		-	723,029
U.S. Treasury	-	64,955	-	64,955
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††	-	230,289	-	230,289
Options Purchased	-	7,832	-	7,832
Swaps ††	-	20,421	-	20,421
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††	-	(159,630)	-	(159,630)
Options Written	-	(8,952)	-	(8,952)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Emerging Markets Debt Local Currency Fund
August 31, 2017 (Unaudited)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount ($) [a]		Value ($)
Call Options:
Colombian Peso,	Morgan Stanley
October 2017 @ COP 3,200	Capital Services	400	400,000		(1,055)
Russian Ruble,	Morgan Stanley
October 2017 @ RUB 63	Capital Services	400	400,000		(1,180)
South African Rand,	Morgan Stanley
October 2017 @ ZAR 14.5	Capital Services	400	400,000		(404)
South Korean Won,	Morgan Stanley
September 2017 @ KRW 1,175	Capital Services	400	400,000		(555)
Put Options:
Hungarian Forint Cross Currency	JP Morgan Chase
November 2017 @ HUF 69.5	Bank	1300	1,300,000	PLN	(922)
South African Rand Cross Currency	JP Morgan Chase
November 2017 @ ZAR 3.64	Bank	1200	1,200,000	TRY	(4,836)
Total Options Written
(premiums received $24,803)					(8,952)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Emerging Markets Debt Local Currency Fund
August 31, 2017 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency Settlement		Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Barclays Bank
Czech Koruna	9,200,000	United States Dollar	414,059	11/13/17	7,820
Polish Zloty	5,120,000	United States Dollar	1,406,041	11/13/17	29,648
United States Dollar	222,434	Brazilian Real	700,000	10/3/17	1,193
United States Dollar	414,059	Euro	353,411	11/13/17	(8,342)
United States Dollar	72,693	Malaysian Ringgit	310,000	11/13/17	315
Citigroup
Brazilian Real	3,565,000	United States Dollar	1,121,726	10/3/17	5,021
Indonesian Rupiah	12,404,105,000	United States Dollar	918,959	11/13/17	4,426
Indian Rupee	23,850,000	United States Dollar	368,112	11/13/17	1,648
Malaysian Ringgit	6,480,000	United States Dollar	1,504,178	11/13/17	8,758
United States Dollar	731,925	Argentine Peso	13,160,000	11/13/17	3,875
United States Dollar	47,593	Chilean Peso	30,840,000	11/13/17	(1,630)
United States Dollar	797,478	Philippine Peso	41,415,000	11/13/17	(8,728)
Goldman Sachs International
Colombian Peso	463,575,000	United States Dollar	154,887	11/14/17	800
Euro	255,000	United States Dollar	301,426	9/29/17	2,617
Polish Zloty	6,230,000	United States Dollar	1,710,762	11/13/17	36,179
Russian Ruble	5,230,000	United States Dollar	86,999	11/13/17	1,940
United States Dollar	1,863,564	Mexican New Peso	33,560,000	11/13/17	8,826
United States Dollar	2,164,611	South African Rand	28,885,000	11/13/17	(29,585)
JP Morgan Chase Bank
Czech Koruna	27,470,000	United States Dollar	1,245,381	11/13/17	14,294
Hungarian Forint	59,715,000	United States Dollar	231,673	11/13/17	1,665
Israeli Shekel	1,310,000	United States Dollar	363,234	11/13/17	3,349
Romanian Leu	2,720,000	United States Dollar	697,346	11/13/17	8,267
Thai Baht	22,350,000	United States Dollar	672,970	11/13/17	496
Turkish Lira	2,390,000	United States Dollar	662,454	11/13/17	14,848
United States Dollar	884,402	Hong Kong Dollars	6,855,000	1/12/18	5,419
United States Dollar	578,025	South Korean Won	657,585,000	11/13/17	(5,554)
United States Dollar	1,804,017	Russian Ruble	108,660,000	11/13/17	(43,816)
United States Dollar	706,913	Taiwan Dollar	21,370,000	11/13/17	(3,476)
UBS
Czech Koruna	9,700,000	United States Dollar	387,526	9/29/17	55,914
Czech Koruna	15,260,000	United States Dollar	686,798	11/13/17	12,971

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
UBS (continued)
United States Dollar	387,526	Euro	362,211	9/29/17	(44,347)
United States Dollar	686,798	Euro	586,465	11/13/17	(14,152)
Gross Unrealized Appreciation					230,289
Gross Unrealized Depreciation					(159,630)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at August 31, 2017 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value

NOTES

of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at February 28, 2017:

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the

NOTES

posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at August 31, 2017 are set forth in the Statement of Swap Agreements.

At August 31, 2017, accumulated net unrealized depreciation on investments was $3,589,933, consisting of $2,041,079 gross unrealized appreciation and $5,631,012 gross unrealized depreciation.

At August 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
August 31, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - 1.7%
Ford Motor	358,750		3,957,012
General Motors	57,950		2,117,493
			6,074,505
Banks - 6.5%
Bank of America	239,900		5,731,211
Cullen/Frost Bankers	7,050		593,610
East West Bancorp	15,550		861,004
First Horizon National	76,000		1,307,960
JPMorgan Chase & Co.	131,055		11,911,589
New York Community Bancorp	19,050		229,553
Regions Financial	131,000		1,848,410
Wells Fargo & Co.	6,500		331,955
			22,815,292
Capital Goods - 5.1%
Boeing	37,100		8,891,386
General Electric	358,600		8,803,630
Timken	7,850		352,073
			18,047,089
Commercial & Professional Services - .5%
Pitney Bowes	147,665		1,897,495
Consumer Durables & Apparel - 1.3%
Garmin	82,750		4,261,625
Tupperware Brands	5,900		341,433
			4,603,058
Consumer Services - 2.4%
Darden Restaurants	43,000		3,529,870
Royal Caribbean Cruises	39,800		4,953,508
			8,483,378
Diversified Financials - 3.3%
Ares Capital	50,763		815,254
Chimera Investment	20,070	[a]	382,735
Discover Financial Services	17,500		1,031,625
Eaton Vance	45,550		2,167,269
Federated Investors, Cl. B	14,500		395,995

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Diversified Financials - 3.3% (continued)
Goldman Sachs Group	7,400		1,655,676
Lazard, Cl. A	29,200		1,252,388
MFA Financial	211,050	[a]	1,853,019
Morgan Stanley	44,450		2,022,475
			11,576,436
Energy - 8.0%
Chevron	41,260		4,440,401
Exxon Mobil	110,810		8,458,127
Marathon Petroleum	6,550		343,548
ONEOK	56,250		3,046,500
Valero Energy	141,250		9,619,125
Williams Cos.	70,650		2,100,424
			28,008,125
Food & Staples Retailing - 2.4%
Wal-Mart Stores	105,390		8,227,797
Food, Beverage & Tobacco - 7.1%
Altria Group	143,670		9,108,678
Coca-Cola	34,500		1,571,475
Conagra Brands	52,500		1,704,150
Philip Morris International	107,390		12,557,113
			24,941,416
Household & Personal Products - 2.5%
Kimberly-Clark	45,850		5,652,846
Procter & Gamble	31,700		2,924,959
			8,577,805
Insurance - 2.6%
Old Republic International	211,850		4,044,216
Principal Financial Group	25,200		1,575,504
Prudential Financial	33,905		3,461,022
			9,080,742
Materials - 1.1%
Huntsman	55,150		1,465,336
LyondellBasell Industries, Cl. A	12,200		1,105,198
Packaging Corporation of America	12,450		1,399,505
			3,970,039
Media - 1.4%
Omnicom Group	68,100		4,929,078
Pharmaceuticals, Biotechnology & Life Sciences - 12.9%
AbbVie	182,130		13,714,389

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 12.9%
(continued)
Amgen	24,500		4,355,365
Bristol-Myers Squibb	31,600		1,911,168
Eli Lilly & Co.	6,420		521,882
Merck & Co.	189,910		12,127,653
Pfizer	373,707		12,676,141
			45,306,598
Real Estate - 2.8%
Brixmor Property Group	32,050	[a]	599,976
Camden Property Trust	10,550	[a]	944,014
DDR	21,850	[a]	211,508
Equity Residential	9,950	[a]	668,143
GGP	14,900	[a]	309,175
Hospitality Properties Trust	16,040	[a]	438,854
Host Hotels & Resorts	51,600	[a]	934,992
Lamar Advertising, Cl. A	5,500	[a]	366,080
Liberty Property Trust	24,250	[a]	1,033,050
Public Storage	4,050	[a]	831,627
Tanger Factory Outlet Centers	18,150	[a]	424,710
WP Carey	46,650	[a]	3,211,852
			9,973,981
Retailing - 1.8%
Amazon.com	4,600	[b]	4,510,760
Kohl's	46,000		1,829,880
			6,340,640
Semiconductors & Semiconductor Equipment - 2.6%
Intel	79,445		2,786,136
KLA-Tencor	3,850		360,707
Maxim Integrated Products	70,800		3,303,528
Texas Instruments	32,900		2,724,778
			9,175,149
Software & Services - 9.2%
Alphabet, Cl. A	4,300	[b]	4,107,532
Alphabet, Cl. C	3,900	[b]	3,663,387
CA	74,150		2,460,297
Facebook, Cl. A	25,100	[b]	4,316,447
International Business Machines	18,340		2,623,170
Microsoft	124,685		9,322,697
Paychex	22,900		1,305,987

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Software & Services - 9.2% (continued)
Western Union	234,950		4,445,254
			32,244,771
Technology Hardware & Equipment - 11.6%
Apple	91,570		15,017,480
Cisco Systems	45,650		1,470,387
HP	705,500		13,460,940
Seagate Technology	275,350		8,681,785
Western Digital	19,300		1,703,611
Xerox	12,812		413,443
			40,747,646
Telecommunication Services - 5.1%
AT&T	315,360		11,813,386
CenturyLink	229,750		4,530,670
Verizon Communications	29,370		1,408,879
			17,752,935
Transportation - .6%
Norfolk Southern	13,900		1,675,228
United Parcel Service, Cl. B	2,920		333,931
			2,009,159
Utilities - 6.9%
AES	63,200		697,728
American Electric Power	48,060		3,538,658
Avangrid	24,750		1,208,295
CMS Energy	9,700		470,838
DTE Energy	12,250		1,375,920
FirstEnergy	320,500		10,441,890
MDU Resources Group	26,100		705,744
National Fuel Gas	12,200		707,356
OGE Energy	24,100		860,852
PPL	102,200		4,010,328
			24,017,609
Total Common Stocks (cost $303,020,780)			348,800,743
Description	Shares		Value ($)
Other Investment - .3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,093,684)	1,093,684	[c]	1,093,684

Total Investments (cost $304,114,464)	99.7%	349,894,427
Cash and Receivables (Net)	.3%	919,045
Net Assets	100.0%	350,813,472

[a]	Investment in real estate investment trust.
[b]	Non-income producing security.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Pharmaceuticals, Biotechnology & Life Sciences	12.4
Technology Hardware & Equipment	11.6
Software & Services	9.2
Energy	8.0
Food, Beverage & Tobacco	7.1
Utilities	6.9
Banks	6.5
Capital Goods	5.1
Telecommunication Services	5.1
Diversified Financials	3.3
Real Estate	2.8
Semiconductors & Semiconductor Equipment	2.6
Insurance	2.6
Household & Personal Products	2.5
Consumer Services	2.4
Food & Staples Retailing	2.4
Retailing	1.8
Automobiles & Components	1.7
Media	1.4
Consumer Durables & Apparel	1.3
Materials	1.1
Transportation	.6
Pharmaceuticals, Biotech & Life Sciences	.5
Commercial & Professional Services	.5
Money Market Investment	.3
99.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
August 31, 2017 (Unaudited)

The following is a summary of the inputs used as of August 31, 2017 in valuing the fund’s investments:

		Level 2 -	Other Level 3 -Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities -
Domestic Common
Stocks†	348,800,743	-	-	348,800,743
Registered Investment
Company	1,093,684	-	-	1,093,684

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2017, accumulated net unrealized appreciation on investments was $45,779,963, consisting of $53,646,178 gross unrealized appreciation and $7,866,215 gross unrealized depreciation.

At August 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 18, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 18, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)